OPERATING SEGMENTS - Financial information of the investments in associates and joint ventures by operating segment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING SEGMENTS
Investment in associates and joint ventures	$ 2,915,633	$ 2,720,559
Equity method	219,105	199,652	$ 136,596
Operating Segments
OPERATING SEGMENTS
Investment in associates and joint ventures	2,915,633	2,720,559
Equity method	219,105	199,652
Operating Segments | Banking Colombia
OPERATING SEGMENTS
Investment in associates and joint ventures	337,024	601,758
Equity method	2,588	45,555
Operating Segments | Banking El Salvador
OPERATING SEGMENTS
Investment in associates and joint ventures	28,029	22,631
Equity method	3,617	2,747
Operating Segments | Trust
OPERATING SEGMENTS
Investment in associates and joint ventures	256,720	303,506
Equity method	22,522	27,377
Operating Segments | Investment Banking
OPERATING SEGMENTS
Investment in associates and joint ventures	700,936	394,061
Equity method	3,857	1,011
Operating Segments | All other segments
OPERATING SEGMENTS
Investment in associates and joint ventures	1,592,924	1,398,603
Equity method	$ 186,521	$ 122,962